PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Carrying value - Property other than solar parks
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of property, plant and equipment

	Leasehold improvement	Motor vehicles	Furniture and fixtures	Total
	Thousand USD	Thousand USD	Thousand USD	Thousand USD
COST
At January 1, 2015	107	820	1,303	2,230

Additions	32	11	164	207
Disposals	—	(196)	(88)	(284)
Exchange adjustments	(1)	(13)	(141)	(155)

At December 31, 2015	138	622	1,238	1,998
Additions	42	205	102	349
Disposals	—	(24)	(104)	(128)
Exchange adjustments	5	(17)	(27)	(39)

At December 31, 2016	185	786	1,209	2,180

Additions	—	198	177	375
Disposals	(65)	(174)	(58)	(297)
Exchange adjustments	8	32	79	119

At December 31, 2017	128	842	1,407	2,377

DEPRECIATION
At January 1, 2015	44	403	772	1,219

Provided for the year	32	106	143	281
Eliminated on disposals	—	(139)	(24)	(163)
Exchange adjustments	(5)	1	(134)	(138)

At December 31, 2015	71	371	757	1,199

Provided for the year	15	127	129	271
Eliminated on disposals	—	(21)	(92)	(113)
Exchange adjustments	10	(5)	(5)	—

At December 31, 2016	96	472	789	1,357

Provided for the year	17	148	133	298
Eliminated on disposals	(66)	(173)	(45)	(284)
Exchange adjustments	(6)	43	53	90

At December 31, 2017	41	490	930	1,461

CARRYING VALUES
At December 31, 2015	67	251	481	799

At December 31, 2016	89	314	420	823

At December 31, 2017	87	352	477	916

Leasehold improvement	20 years
Motor vehicles	5 years
Furniture and fixtures	5 years